Consolidated Statement of Changes in Equity - CNY (¥) ¥ in Millions	Total	Share Capital [Member]	Other Reserves [Member]	Retained Profits [member]	Attributable to Equity Holders of the Company [Member]	Non-controlling Interests [Member]
Beginning balance at Dec. 31, 2014	¥ 31,771	¥ 12,674	¥ 16,485	¥ 815	¥ 29,974	¥ 1,797
Profit for the year	5,043			4,537	4,537	506
Other comprehensive income	300		297		297	3
Total comprehensive income for the year	5,343		297	4,537	4,834	509
Issue of shares	2,855	466	2,389		2,855
Acquisition of non-controlling interests			(252)		(252)	252
Dividends paid to non-controlling interests	(38)					(38)
Transfer from retained profits			184	(184)
Ending balance at Dec. 31, 2015	39,931	13,140	19,103	5,168	37,411	2,520
Profit for the year	4,955			4,498	4,498	457
Other comprehensive income	(264)		(261)		(261)	(3)
Total comprehensive income for the year	4,691		(261)	4,498	4,237	454
Issue of shares	8,540	1,327	7,213		8,540
Interim 2016 dividend	(738)			(738)	(738)
Dividends paid to non-controlling interests	(58)					(58)
Transfer from retained profits			144	(144)
Ending balance at Dec. 31, 2016	52,366	14,467	26,199	8,784	49,450	2,916
Profit for the year	6,810			6,342	6,342	468
Other comprehensive income	284		277		277	7
Total comprehensive income for the year	7,094		277	6,342	6,619	475
Final 2016 dividend	(709)			(709)	(709)
Disposal of a subsidiary	87					87
Dividends paid to non-controlling interests	(60)					(60)
Transfer from retained profits			212	(212)
Ending balance at Dec. 31, 2017	¥ 58,778	¥ 14,467	¥ 26,688	¥ 14,205	¥ 55,360	¥ 3,418